Leases Operating Leases (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Operating Leased Assets [Line Items]
Operating lease right-of-use assets (note 7)	$ 10,758	$ 19,560
Lessee, Operating Lease, Liability, Payments, Due Year Two	6,500
Operating Leases, Future Minimum Payments, Remainder of Fiscal Year	$ 17,300